Assets and Liabilities for insurance and reinsurance contracts - Summary of movement of issued insurance contract liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	S/ 11,227,845
Insurance revenue	10,163	S/ 6,489	S/ 8,115
Insurance service expenses	10,066	11,048	65,757
Incurred claims and other expenses	(1,022,291)	(1,025,274)
Amortization of insurance acquisition cash flows	(127,009)	(118,287)
Losses on onerous contracts and reversals of those losses	12,547	(162,882)
Insurance service result	(178,392)	(252,854)	(272,079)
Total changes in the statement of income and other comprehensive income	67,062	(46,697)
Total cash flows and investment component	(917,346)
Balance as of December 31	12,205,641	11,227,845
Excluding loss component [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	10,337,035	12,063,449
Insurance revenue	(720,636)	(677,175)
Contracts under fair value, BBA and VFA approach	(495,923)	(462,266)
Contracts under PAA approach	(224,713)	(214,909)
Insurance service expenses	127,009	118,287
Incurred claims and other expenses	0	0
Amortization of insurance acquisition cash flows	127,009	118,287
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	0	0
Insurance service result	(593,627)	(558,888)
Insurance financial expenses	1,499,572	(1,251,364)
Insurance financial result	543,941	462,970
Interest rate effect	955,631	(1,714,334)
Effect of movements in exchange rates	(135,726)	(227,427)
Total changes in the statement of income and other comprehensive income	770,219	(2,037,679)
Total cash flows and investment component	193,895	311,265
Premiums received	974,312	1,036,338
Claims and other expenses paid	0	0
Insurance acquisition cash flows	(213,118)	(193,241)
Investment component	(567,299)	(531,832)
Balance as of December 31	11,301,149	10,337,035	12,063,449
Loss component [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	685,630	509,792
Insurance revenue	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	(12,547)	162,882
Incurred claims and other expenses	0	0
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	(12,547)	162,882
Changes to liabilities for incurred claims	0	0
Insurance service result	(12,547)	162,882
Insurance financial expenses	29,771	24,950
Insurance financial result	29,771	24,950
Interest rate effect	0	0
Effect of movements in exchange rates	(3,736)	(11,994)
Total changes in the statement of income and other comprehensive income	13,488	175,838
Total cash flows and investment component	(47)	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	(47)	0
Investment component	0	0
Balance as of December 31	699,071	685,630	509,792
Fulfillment Cash Flows [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	151,594	164,040
Insurance revenue	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	433,958	364,676
Incurred claims and other expenses	965,054	969,231
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	(531,096)	(604,555)
Insurance service result	433,958	364,676
Insurance financial expenses	0	5,270
Insurance financial result	0	5,270
Interest rate effect	0	0
Effect of movements in exchange rates	(447)	(894)
Total changes in the statement of income and other comprehensive income	433,511	369,052
Total cash flows and investment component	(429,456)	(381,498)
Premiums received	0	0
Claims and other expenses paid	(996,755)	(913,330)
Insurance acquisition cash flows	0	0
Investment component	567,299	531,832
Balance as of December 31	155,649	151,594	164,040
Risk adjustment [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	5,411	5,936
Insurance revenue	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	(81)	(509)
Incurred claims and other expenses	(81)	130
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	0	(639)
Insurance service result	(81)	(509)
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	(73)	(16)
Total changes in the statement of income and other comprehensive income	(154)	(525)
Total cash flows and investment component	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Investment component	0	0
Balance as of December 31	5,257	5,411	5,936
Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA)
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	11,227,845	12,787,967
Insurance revenue	(720,636)	(677,175)
Contracts under fair value, BBA and VFA approach	(495,923)	(462,266)
Contracts under PAA approach	(224,713)	(214,909)
Insurance service expenses	653,574	723,872
Incurred claims and other expenses	1,022,291	1,025,274
Amortization of insurance acquisition cash flows	127,009	118,287
Losses on onerous contracts and reversals of those losses	(12,547)	162,882
Changes to liabilities for incurred claims	(483,179)	(582,571)
Insurance service result	(67,062)	46,697
Insurance financial expenses	1,528,798	(1,210,947)
Insurance financial result	573,167	503,387
Interest rate effect	955,631	(1,714,334)
Effect of movements in exchange rates	(140,248)	(240,673)
Total changes in the statement of income and other comprehensive income	1,321,488	(1,404,923)
Total cash flows and investment component	(343,692)	(155,199)
Premiums received	974,312	1,036,338
Claims and other expenses paid	(1,104,839)	(998,296)
Insurance acquisition cash flows	(213,165)	(193,241)
Investment component	0	0
Balance as of December 31	12,205,641	11,227,845	12,787,967
Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA) | Fulfillment Cash Flows [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	45,278	43,508
Insurance revenue	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	106,801	77,012
Incurred claims and other expenses	58,884	39,809
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	47,917	37,203
Insurance service result	106,801	77,012
Insurance financial expenses	(545)	10,073
Insurance financial result	(545)	10,073
Interest rate effect	0	0
Effect of movements in exchange rates	(213)	(349)
Total changes in the statement of income and other comprehensive income	106,043	86,736
Total cash flows and investment component	(108,084)	(84,966)
Premiums received	0	0
Claims and other expenses paid	(108,084)	(84,966)
Insurance acquisition cash flows	0	0
Investment component	0	0
Balance as of December 31	43,237	45,278	43,508
Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA) | Risk adjustment [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	2,897	1,242
Insurance revenue	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	(1,566)	1,524
Incurred claims and other expenses	(1,566)	16,104
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	0	(14,580)
Insurance service result	(1,566)	1,524
Insurance financial expenses	0	124
Insurance financial result	0	124
Interest rate effect	0	0
Effect of movements in exchange rates	(53)	7
Total changes in the statement of income and other comprehensive income	(1,619)	1,655
Total cash flows and investment component	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Investment component	0	0
Balance as of December 31	S/ 1,278	S/ 2,897	S/ 1,242